Fair Value Measurements (Narrative) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 003 [Member] | Collective Investment Trusts [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Unfunded commitment	$ 0	$ 0